Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) year
Disclosure of defined benefit plans [line items]
2019	$ 2,268
2020	2,227
2021	2,290
2022	2,263
2023	2,276
2024-2028	11,252
United Kingdom
Disclosure of defined benefit plans [line items]
2019	1,030
2020	1,036
2021	1,056
2022	1,088
2023	1,120
2024-2028	$ 5,777
Weighted average duration | year	17.8
US
Disclosure of defined benefit plans [line items]
2019	$ 787
2020	755
2021	806
2022	749
2023	741
2024-2028	$ 3,476
Weighted average duration | year	9.5
Eurozone
Disclosure of defined benefit plans [line items]
2019	$ 350
2020	339
2021	331
2022	326
2023	317
2024-2028	$ 1,501
Weighted average duration | year	14.2
Other
Disclosure of defined benefit plans [line items]
2019	$ 101
2020	97
2021	97
2022	100
2023	98
2024-2028	$ 498
Weighted average duration | year	13.0